Exhibit 99.1

World Omni Select Auto Trust 2024-A
Monthly Servicer Certificate
February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	629,528,421.33	22,366
Principal Payments	21,418,314.58	651
Defaulted Receivables	3,521,118.93	134
Repurchased Accounts	0.00	0
Pool Balance at 02/28/25	604,588,987.82	21,581

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.77%
Prepayment ABS Speed	1.95%
Aggregate Starting Principal Balance	797,946,062.88	26,473

Delinquent Receivables:
Past Due 31-60 days	26,121,998.67	954
Past Due 61-90 days	8,143,627.34	306
Past Due 91-120 days	1,700,655.33	76
Past Due 121+ days	0.00	0
Total	35,966,281.34	1,336

Total 31+ Delinquent as % Ending Pool Balance	5.95%
Total 61+ Delinquent as % Ending Pool Balance	1.63%
Delinquency Trigger Occurred	NO

Recoveries	2,918,016.72
Aggregate Net Losses/(Gains) - February 2025	603,102.21
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.15%
Prior Net Losses/(Gains) Ratio	3.59%
Second Prior Net Losses/(Gains) Ratio	4.63%
Third Prior Net Losses/(Gains) Ratio	2.77%
Four Month Average	3.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.13%

Overcollateralization Target Amount	36,275,339.27
Actual Overcollateralization	36,275,339.27
Weighted Average Contract Rate	10.72%
Weighted Average Remaining Term	60.08

Flow of Funds	$ Amount
Collections	29,759,549.54
Investment Earnings on Cash Accounts	16,560.66
Servicing Fee	(655,758.77)
Transfer to Collection Account	-
Available Funds	29,120,351.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,815,112.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	158,464.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	254,347.92
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	24,605,140.70
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	2,287,285.67

Total Distributions of Available Funds	29,120,351.43

Servicing Fee	655,758.77
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	610,430,000.00
Original Class B	36,710,000.00
Original Class C	57,050,000.00
Original Class D	39,900,000.00
Original Class E	29,920,000.00

Total Class A, B, C, D, & E
Note Balance @ 02/18/25	592,918,789.25
Principal Paid	24,605,140.70
Note Balance @ 03/17/25	568,313,648.55

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2a
Note Balance @ 02/18/25	180,469,515.81
Principal Paid	18,567,069.36
Note Balance @ 03/17/25	161,902,446.45
Note Factor @ 03/17/25	75.2160030%

Class A-2b
Note Balance @ 02/18/25	58,689,273.44
Principal Paid	6,038,071.34
Note Balance @ 03/17/25	52,651,202.10
Note Factor @ 03/17/25	75.2160030%

Class A-3
Note Balance @ 02/18/25	190,180,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	190,180,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	36,710,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	36,710,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	57,050,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	57,050,000.00
Note Factor @ 03/17/25	100.0000000%

Class D
Note Balance @ 02/18/25	39,900,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	39,900,000.00
Note Factor @ 03/17/25	100.0000000%

Class E
Note Balance @ 02/18/25	29,920,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	29,920,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,227,925.06
Total Principal Paid	24,605,140.70
Total Paid	26,833,065.76

Class A-1
Coupon	5.54500%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.37000%
Interest Paid	807,601.08
Principal Paid	18,567,069.36
Total Paid to A-2a Holders	19,374,670.44

Class A-2b
SOFR Rate	4.33864%
Coupon	4.95864%
Interest Paid	218,264.23
Principal Paid	6,038,071.34
Total Paid to A-2b Holders	6,256,335.57

Class A-3
Coupon	4.98000%
Interest Paid	789,247.00
Principal Paid	0.00
Total Paid to A-3 Holders	789,247.00

Class B
Coupon	5.18000%
Interest Paid	158,464.83
Principal Paid	0.00
Total Paid to B Holders	158,464.83

Class C
Coupon	5.35000%
Interest Paid	254,347.92
Principal Paid	0.00
Total Paid to C Holders	254,347.92

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8784190
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.7891768
Total Distribution Amount	34.6675958

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.7519214
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	86.2581620
Total A-2a Distribution Amount	90.0100834

A-2b Interest Distribution Amount	3.1180604
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	86.2581620
Total A-2b Distribution Amount	89.3762224

A-3 Interest Distribution Amount	4.1500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.1500000

B Interest Distribution Amount	4.3166666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3166666

C Interest Distribution Amount	4.4583334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4583334

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	3,989,730.31
Investment Earnings	13,013.84
Investment Earnings Paid	(13,013.84)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	3,989,730.31
Change	-

Required Reserve Amount	3,989,730.31

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2024-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.